Derivative Instruments and Hedging Activities - Schedule of Pre-tax Effect of Derivative Financial Instruments on Consolidated Statements of Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives in Cash Flow Hedging Relationships:
Gain (loss) related to effective portion of derivatives recognized in accumulated other comprehensive income	$ 386	$ (1,522)
Gain (loss) related to effective portion of derivatives reclassified from accumulated other comprehensive income to interest expense	1,511	(358)
Gain (loss) related to ineffective portion of derivatives recognized in other income (expense)